UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.5%

	COMMON STOCKS – 100.7%

	Aerospace & Defense – 2.6%

10,660	Boeing Company	$1,404,348
13,978	Honeywell International Inc.	1,629,695
4,500	Lockheed Martin Corporation	1,078,740
6,361	Raytheon Company	865,923
12,156	United Technologies Corporation, (3)	1,235,050
	Total Aerospace & Defense	6,213,756

	Air Freight & Logistics – 0.7%

15,007	United Parcel Service, Inc., Class B, (3)	1,641,166

	Airlines – 0.3%

9,015	Alaska Air Group, Inc.	593,728
7,400	JetBlue Airways Corporation, (2)	127,576
	Total Airlines	721,304

	Auto Components – 0.1%

9,310	Cooper Tire & Rubber Company	353,966

	Automobiles – 0.5%

79,596	Ford Motor Company	960,724
1,396	Tesla Motors Inc., (2)	284,826
	Total Automobiles	1,245,550

	Banks – 5.9%

160,447	Bank of America Corporation, (3)	2,510,996
44,963	Citigroup Inc.	2,123,603
12,743	Comerica Incorporated	602,999
12,783	Fifth Third Bancorp.	261,540
49,105	Huntington BancShares Inc.	484,175
53,958	JP Morgan Chase & Co.	3,593,063
33,673	Regions Financial Corporation	332,353
33,569	U.S. Bancorp	1,439,774
58,722	Wells Fargo & Company, (3)	2,600,210
	Total Banks	13,948,713

	Beverages – 2.2%

58,122	Coca-Cola Company	2,459,723
24,852	PepsiCo, Inc.	2,703,152
	Total Beverages	5,162,875

	Biotechnology – 3.4%

20,942	AbbVie Inc.	1,320,812
4,000	Alexion Pharmaceuticals Inc., (2)	490,160
11,602	Amgen Inc., (3)	1,935,330
18,529	Celgene Corporation, (2)	1,936,836
29,010	Gilead Sciences, Inc., (3)	2,295,271
	Total Biotechnology	7,978,409

	Capital Markets – 1.7%

39,572	Charles Schwab Corporation	1,249,288
16,013	Federated Investors Inc.	474,465
7,670	Goldman Sachs Group, Inc.	1,236,941

NUVEEN	1

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

30,033	Morgan Stanley	$962,858
	Total Capital Markets	3,923,552

	Chemicals – 2.1%

4,640	Chemours Company	74,240
17,900	Dow Chemical Company	927,757
14,703	E.I. Du Pont de Nemours and Company	984,660
8,790	Eastman Chemical Company	594,907
10,340	Monsanto Company	1,056,748
11,726	Olin Corporation	240,618
10,420	PPG Industries, Inc.	1,077,011
	Total Chemicals	4,955,941

	Commercial Services & Supplies – 0.3%

10,103	Deluxe Corporation	675,082

	Communications Equipment – 1.3%

73,511	Cisco Systems, Inc.	2,331,769
8,442	Motorola Solutions Inc.	643,956
	Total Communications Equipment	2,975,725

	Consumer Finance – 0.4%

15,373	American Express Company	984,487

	Containers & Packaging – 0.3%

9,130	Avery Dennison Corporation	710,223

	Distributors – 0.1%

7,300	LKQ Corporation, (2)	258,858

	Diversified Financial Services – 2.2%

27,775	Berkshire Hathaway Inc., Class B, (2), (3)	4,012,654
5,681	CME Group, Inc.	593,778
2,724	Intercontinental Exchange, Inc.	733,737
	Total Diversified Financial Services	5,340,169

	Diversified Telecommunication Services – 2.5%

75,456	AT&T Inc., (3)	3,064,268
32,403	Frontier Communications Corporation	134,796
55,000	Verizon Communications Inc., (3)	2,858,900
	Total Diversified Telecommunication Services	6,057,964

	Electric Utilities – 1.7%

28,888	Alliant Energy Corporation	1,106,699
20,970	Duke Energy Corporation	1,678,439
22,151	Westar Energy Inc.	1,257,069
	Total Electric Utilities	4,042,207

	Electrical Equipment – 0.8%

6,600	Eaton Corporation PLC	433,686
10,100	Emerson Electric Company	550,551
6,854	Rockwell Automation, Inc.	838,518
	Total Electrical Equipment	1,822,755

	Electronic Equipment, Instruments & Components – 0.4%

35,466	Corning Incorporated	838,771

	Energy Equipment & Services – 1.0%

5,863	Baker Hughes Incorporated	295,906

2	NUVEEN

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

11,506	Halliburton Company	$516,389
4,900	National-Oilwell Varco Inc.	180,026
18,006	Schlumberger Limited	1,415,992
	Total Energy Equipment & Services	2,408,313

	Food & Staples Retailing – 2.1%

700	Casey’s General Stores, Inc.	84,105
18,974	CVS Health Corporation	1,688,496
3,000	Sprouts Farmers Market Inc., (2)	61,950
2,000	United Natural Foods Inc., (2)	80,080
17,716	Walgreens Boots Alliance Inc.	1,428,264
23,802	Wal-Mart Stores, Inc.	1,716,600
	Total Food & Staples Retailing	5,059,495

	Food Products – 0.7%

13,960	Archer-Daniels-Midland Company	588,693
17,628	ConAgra Foods, Inc.	830,455
100	Hain Celestial Group Inc., (2)	3,558
700	Post Holdings Inc., (2)	54,019
1,600	WhiteWave Foods Company, (2)	87,088
	Total Food Products	1,563,813

	Health Care Equipment & Supplies – 2.0%

27,082	Abbott Laboratories	1,145,298
41,253	Boston Scientific Corporation, (2)	981,821
30,198	Medtronic, PLC	2,609,107
	Total Health Care Equipment & Supplies	4,736,226

	Health Care Providers & Services – 2.9%

9,358	Aetna Inc.	1,080,381
4,648	Anthem Inc.	582,441
13,784	Express Scripts Holding Company, (2)	972,186
2,896	Humana Inc.	512,273
7,874	Laboratory Corporation of America Holdings, (2)	1,082,518
4,815	McKesson HBOC Inc.	802,901
13,804	UnitedHealth Group Incorporated, (3)	1,932,560
	Total Health Care Providers & Services	6,965,260

	Hotels, Restaurants & Leisure – 1.7%

3,678	Dominos Pizza Inc.	558,504
15,000	McDonald’s Corporation	1,730,400
32,208	Starbucks Corporation	1,743,741
	Total Hotels, Restaurants & Leisure	4,032,645

	Household Durables – 1.1%

21,184	Lennar Corporation, Class A, (3)	896,931
18,964	Newell Brands Inc.	998,644
4,241	Whirlpool Corporation	687,721
	Total Household Durables	2,583,296

	Household Products – 2.2%

17,234	Colgate-Palmolive Company	1,277,729
9,737	Kimberly-Clark Corporation	1,228,225
31,000	Procter & Gamble Company	2,782,250
	Total Household Products	5,288,204

	Industrial Conglomerates – 2.7%

13,841	3M Co.	2,439,199
135,400	General Electric Company, (3)	4,010,548
	Total Industrial Conglomerates	6,449,747

NUVEEN	3

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance – 3.3%

100	Alleghany Corporation, Term Loan, (2)	$52,502
19,900	American International Group, Inc.	1,180,866
15,990	Arthur J. Gallagher & Co.	813,411
100	Brown & Brown Inc.	3,771
2,700	First American Corporation	106,056
8,555	FNF Group	315,765
17,377	Marsh & McLennan Companies, Inc.	1,168,603
15,000	MetLife, Inc.	666,450
10,189	Prudential Financial, Inc.	831,932
1,700	Reinsurance Group of America Inc.	183,498
100	RenaisasnceRE Holdings, Limited	12,016
18,469	Torchmark Corporation	1,179,984
11,626	Travelers Companies, Inc.	1,331,758
100	WR Berkley Corporation	5,776
	Total Insurance	7,852,388

	Internet and Catalog Retail – 2.7%

5,300	Amazon.com, Inc., (2)	4,437,743
7,700	NetFlix.com Inc., (2)	758,835
790	Priceline Group, Inc. (The), (2)	1,162,477
	Total Internet and Catalog Retail	6,359,055

	Internet Software & Services – 5.4%

9,911	Akamai Technologies, Inc., (2)	525,184
4,120	Alphabet Inc., Class A, (2)	3,312,727
4,327	Alphabet Inc., Class C, (2)	3,363,334
30,000	eBay Inc., (2)	987,000
32,400	Facebook Inc., Class A, (2)	4,155,948
7,424	VeriSign, Inc., (2)	580,854
	Total Internet Software & Services	12,925,047

	IT Services – 3.6%

12,964	Fidelity National Information Services, Inc.	998,617
12,300	International Business Machines Corporation (IBM), (3)	1,953,855
20,318	MasterCard, Inc.	2,067,763
20,000	PayPal Holdings, Inc., (2)	819,400
33,924	Visa Inc., Class A	2,805,515
	Total IT Services	8,645,150

	Life Sciences Tools & Services – 0.7%

1,983	Bio-Techne Corporation	217,139
9,377	Thermo Fisher Scientific, Inc.	1,491,506
	Total Life Sciences Tools & Services	1,708,645

	Machinery – 2.2%

12,391	Caterpillar Inc.	1,099,949
4,049	Cummins Inc.	518,879
10,446	Deere & Company	891,566
9,843	Illinois Tool Works, Inc., (3)	1,179,585
9,551	Pentair Limited	613,556
3,300	Snap-on Incorporated	501,468
3,000	Stanley Black & Decker Inc.	368,940
	Total Machinery	5,173,943

	Media – 2.7%

12,544	CBS Corporation, Class B	686,659
41,645	Comcast Corporation, Class A, (3)	2,762,729
4,063	Gannett Company, Inc.	47,293
19,635	Regal Entertainment Group, Class A	427,061
8,126	TEGNA Inc.	177,634

4	NUVEEN

Shares	Description (1)	Value

	Media (continued)

25,000	Walt Disney Company	$2,321,500
	Total Media	6,422,876

	Metals & Mining – 0.2%

38,558	Freeport-McMoRan, Inc.	418,740
3,337	Southern Copper Corporation	87,763
	Total Metals & Mining	506,503

	Multiline Retail – 0.6%

1,500	Big Lots, Inc.	71,625
9,600	J.C. Penney Company, Inc.	88,512
7,375	Nordstrom, Inc.	382,615
14,208	Target Corporation	975,805
	Total Multiline Retail	1,518,557

	Multi-Utilities – 1.3%

20,000	CenterPoint Energy, Inc., (3)	464,600
13,676	Consolidated Edison, Inc.	1,029,803
21,050	Dominion Resources, Inc.	1,563,384
	Total Multi-Utilities	3,057,787

	Oil, Gas & Consumable Fuels – 5.9%

1,839	California Resources Corporation, (2)	22,988
24,529	Chevron Corporation, (3)	2,524,525
20,462	ConocoPhillips	889,483
5,617	CONSOL Energy Inc.	107,846
2,100	Energen Corporation	121,212
10,972	EOG Resources, Inc.	1,061,102
55,300	Exxon Mobil Corporation	4,826,584
1,900	Gulfport Energy Corporation, (2)	53,675
8,000	Hess Corporation	428,960
31,000	Marathon Oil Corporation	490,110
11,172	Marathon Petroleum Corporation	453,471
16,016	Occidental Petroleum Corporation	1,167,887
7,102	ONEOK, Inc.	364,972
9,273	Phillips 66	746,940
3,800	QEP Resources Inc.	74,214
8,856	Valero Energy Corporation	469,368
11,500	WPX Energy Inc., (2)	151,685
	Total Oil, Gas & Consumable Fuels	13,955,022

	Pharmaceuticals – 5.7%

5,900	Allergan PLC, (2)	1,358,829
24,190	Bristol-Myers Squibb Company	1,304,325
14,900	Eli Lilly and Company	1,195,874
2,000	Jazz Pharmaceuticals, Inc., (2)	242,960
34,730	Johnson & Johnson	4,102,655
35,863	Merck & Co. Inc.	2,238,210
9,340	Mylan NV, (2)	356,041
78,894	Pfizer Inc.	2,672,140
	Total Pharmaceuticals	13,471,034

	Real Estate Investment Trusts – 1.8%

48,257	Brandywine Realty Trust	753,774
12,111	Care Capital Properties, Inc.	345,164
31,777	CubeSmart	866,241
25,042	Hospitality Properties Trust	744,248
20,277	Omega Healthcare Investors Inc.	718,820
11,600	Ventas Inc.	819,308
	Total Real Estate Investment Trusts	4,247,555

NUVEEN	5

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development – 0.1%

1,900	Jones Lang LaSalle Inc.	$216,201
3,494	The RMR Group Inc.	132,562
	Total Real Estate Management & Development	348,763

	Road & Rail – 0.7%

16,145	Union Pacific Corporation, (3)	1,574,622

	Semiconductors & Semiconductor Equipment – 3.5%

12,690	Analog Devices, Inc.	817,871
62,815	Intel Corporation	2,371,266
12,219	Microchip Technology Incorporated	759,289
21,713	Micron Technology, Inc., (2)	386,057
12,115	NVIDIA Corporation	830,120
25,096	QUALCOMM, Inc.	1,719,076
21,784	Texas Instruments Incorporated	1,528,801
	Total Semiconductors & Semiconductor Equipment	8,412,480

	Software – 3.9%

9,786	Autodesk, Inc., (2)	707,821
5,653	CDK Global Inc.	324,256
109,085	Microsoft Corporation, (3)	6,283,296
49,970	Oracle Corporation	1,962,822
	Total Software	9,278,195

	Specialty Retail – 3.1%

4,200	Aaron Rents Inc.	106,764
13,107	Best Buy Co., Inc.	500,425
5,900	Dick’s Sporting Goods Inc.	334,648
22,269	Home Depot, Inc., (3)	2,865,575
8,369	L Brands Inc.	592,274
20,403	Lowe’s Companies, Inc.	1,473,301
8,025	Tiffany & Co.	582,856
10,968	TJX Companies, Inc.	820,187
	Total Specialty Retail	7,276,030

	Technology Hardware, Storage & Peripherals – 4.1%

73,008	Apple, Inc.	8,253,554
29,981	Hewlett Packard Enterprise Company	682,068
46,853	HP Inc.	727,627
	Total Technology Hardware, Storage & Peripherals	9,663,249

	Textiles, Apparel & Luxury Goods – 1.0%

3,800	Kate Spade & Company, (2)	65,094
21,700	Nike, Inc., Class B	1,142,505
2,200	Skechers USA Inc., (2)	50,380
7,754	Under Armour Inc, Class C, (2)	262,550
6,000	Under Armour, Inc., (2)	232,080
10,552	VF Corporation, (3)	591,440
	Total Textiles, Apparel & Luxury Goods	2,344,049

	Tobacco – 2.0%

26,349	Altria Group, Inc.	1,666,047
23,490	Philip Morris International, Inc.	2,283,698
18,574	Reynolds American Inc.	875,764
	Total Tobacco	4,825,509

	Trading Companies & Distributors – 0.3%

3,613	W.W. Grainger, Inc.	812,347
	Total Common Stocks (cost $153,097,908)	239,317,278

6	NUVEEN

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 0.8%

	Equity Funds – 0.8%

6,875	iShares® Nasdaq Biotechnology ETF			$1,990,038
	Total Exchange-Traded Funds (cost $1,996,028)			1,990,038
	Total Long-Term Investments (cost $155,093,936)			241,307,316

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.1%

	REPURCHASE AGREEMENTS – 1.1%

$2,522	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $2,521,799, collateralized by $2,425,000 U.S. Treasury Notes, 0.125%, due 04/15/17, value $2,576,563	0.030%	10/03/16	$2,521,793
	Total Short-Term Investments (cost $2,521,793)			2,521,793
	Total Investments (cost $157,615,729) – 102.6%			243,829,109
	Other Assets Less Liabilities – (2.6)% (5)			(6,178,448)
	Net Assets – 100%			$237,650,661

Investments in Derivatives as of September 30, 2016

Call Options Purchased

Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
100	VIX® Index	$160,000	10/19/16	$16	$11,000
100	VIX® Index	190,000	10/19/16	19	5,750
100	VIX® Index	250,000	11/16/16	25	7,750
300	Total Call Options Purchased (premiums paid $23,912)	$600,000			$24,500

Call Options Written

Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
(25)	NASDAQ 100® Index	$(12,187,500)	10/21/16	$4,875	$(138,125)
(330)	S&P 500® Index	(70,620,000)	10/21/16	2,140	(1,364,550)
(240)	S&P 500® Index	(51,600,000)	10/21/16	2,150	(811,200)
(82)	S&P 500® Index	(18,040,000)	10/21/16	2,200	(51,660)
(100)	VIX® Index	(200,000)	11/16/16	20	(14,000)
(777)	Total Options Written (premiums received $1,910,734)	$(152,647,500)			$(2,379,535)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would

NUVEEN	7

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$239,317,278	$—	$—	$239,317,278
Exchange-Traded Funds	1,990,038	—	—	1,990,038

Short-Term Investments:
Repurchase Agreements	—	2,521,793	—	2,521,793

Investments in Derivatives:
Options Purchased	24,500	—	—	24,500
Options Written	(2,379,535)	—	—	(2,379,535)
Total	$238,952,281	$2,521,793	$—	$241,474,074

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $157,603,247.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$96,234,630
Depreciation	(10,008,768)
Net unrealized appreciation (depreciation) of investments	$86,225,862

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016